Impairments	12 Months Ended
Dec. 31, 2018
Impairments
Impairments

Note 9. Impairments

Skr mn	2018(1)	2017(2)	2016(2)
Expected credit losses, stage 1	6	n.a.	n.a.
Expected credit losses, stage 2	14	n.a.	n.a.
Expected credit losses, stage 3	-13	n.a.	n.a.
Impairment of financial assets	n.a.	-59	-23
Reversals of previous write-downs	—	110	7
Established credit losses	—	-47	—
Reserves applied to cover established credit losses	—	46	—
Recovered credit losses	0	1	0
Net credit losses	7	51	-16
(1)	Expected credit losses according to IFRS 9
(2)	Impairments according to IAS 39

	December 31, 2018				December 31, 2017
Skr mn	Stage 1	Stage 2	Stage 3	Total	Total
Loans, before expected credit losses
Loans in the form of interest-bearing securities	34,112	2,686	—	36,798	41,125
Loans to credit institutions	10,188	1,164	—	11,352	12,884
Loans to the public	134,117	25,405	1,424	160,946	141,266
Off balance, before expected credit losses
Guarantees	2,818	1,246	1	4,065	3,360
Committed undisbursed loans	21,348	30,177	—	51,525	74,125
Total, before expected credit losses	202,583	60,678	1,425	264,686	272,760
of which guaranteed	60.4%	85.4%	94.3%	64.1%
Loss allowance, loans
Loans in the form of interest-bearing securities	-9	-3	—	-12	—
Loans to credit institutions	-1	-1	—	-2	—
Loans to the public	-24	-17	-82	-123	-155
Loss allowance, off balance (1)
Guarantees	0	0	-2	-2	—
Committed undisbursed loans	0	0	—	0	—
Total, loss allowance	-34	-21	-84	-139	-155
Provision ratio	0.02%	0.03%	5.89%	0.05%	0.06%
(1)	Recognized under provision in Consolidated Statement of Financial Position

Loans and off balance, before Loss Allowance

	December 31, 2018
Skr mn	Stage 1	Stage 2	Stage 3	Total
Opening balance(1)	209,232	62,286	1,242	272,760
Increase due to origination and acquisition	37,594	768	3	38,365
Transfer to stage 1	2,490	—	—	2,490
Transfer to stage 2	—	5,431	—	5,431
Transfer to stage 3	—	—	466	466
Decrease due to derecognition	-46,733	-7,807	-286	-54,826
Closing balance	202,583	60,678	1,425	264,686
(1)	Effect on opening balance after implementation of IFRS 9 Skr 18 million.

Loss Allowance

	December 31, 2018				31 december, 2017(3)
Skr mn	Stage 1	Stage 2	Stage 3	Total	Total
Opening balance(1)	-38	-33	-66	-137	-254
Increases due to origination and acquisition	-12	-2	-1	-15	n.a.
Net remeasurement of loss allowance	12	9	-14	7	51
Transfer to stage 1	0	0	—	0	n.a.
Transfer to stage 2	1	-1	—	0	n.a.
Transfer to stage 3	0	-2	2	0	n.a.
Decreases due to derecognition	5	10	0	15	n.a.
Decrease in allowance account due to write-offs	—	—	—	—	46
Exchange-rate differences(2)	-2	-2	-5	-9	2
Closing balance	-34	-21	-84	-139	-155
(1)	Effect on opening balance after implementation of IFRS 9 Skr 18 million.
(2)	Recognized under Net results of financial transactions in the Statement of Comprehensive Income.
(3)	According to IAS 39

Loan credit quality , before expected credit losses, allocated by stage

	December 31, 2018
Skr mn	Stage 1	Stage 2	Stage 3	Total
AAA	1,204	—	—	1,204
AA+ to A-	25,635	51	—	25,686
BBB+ to BBB-	107,289	1,161	—	108,450
BB+ to BB-	28,055	18,972	28	47,055
B+ to B-	16,234	8,869	—	25,103
CCC to D	—	202	1,396	1,598
Total, before expected credit losses	178,417	29,255	1,424	209,096

Past-due receivables, historic amounts, according to IAS 39

Past-due receivables have been recorded at the amounts expected to actually be received at settlement.

Skr mn	December 31, 2017
Past-due receivables:
Aggregate amount of principal and interest less than, or equal to, 90 days past-due	136
Aggregate amount of principal and interest more than 90 days past due (1)	10
Principal amount not past-due on such receivables	494
Total Past-due receivables	640
(1)

Of the aggregate amount of principal and interest past due, Skr 3 million was due for payment more than three but less than, or equal to, six months before the end of the reporting period, Skr 3 million was due for payment more than six but less than, or equal to, nine months before the end of the reporting period, and Skr 5 million was due for payment more than nine months before the end of the reporting period.

More information regarding SEK’s Credit Policy is found in Note 27. Risk information and in Note 30. Risk and capital management.